RISK MANAGEMENT (Details 9) - Liquidity Risk [Member]	Dec. 31, 2017	Dec. 31, 2016
30 days foreign currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	(22.00%)	21.00%
Not later than one month [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	(48.00%)	(15.00%)
90 Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	(51.00%)	(37.00%)